[LOGO](SM)
                                                                      CONSECO(R)






Conseco Series Trust
December 31, 1998


Annual Report







                                                     Asset Allocation Portfolio
                                                         Common Stock Portfolio
                                                       Corporate Bond Portfolio
                                                Government Securities Portfolio
                                                         Money Market Portfolio

Annual Report
Table of Contents

December 31, 1998

====================================================================================================================================
Conseco Capital Management, Inc.
Report from the President........................................................................................................ 2
Report from the Asset Allocation Portfolio Adviser............................................................................... 3
Report from the Common Stock Portfolio Adviser................................................................................... 4
Report from the Corporate Bond Portfolio Adviser................................................................................. 5
Report from the Government Securities Portfolio Adviser.......................................................................... 6
Report from the Money Market Portfolio Adviser................................................................................... 7

Conseco Series Trust
Statement of Assets and Liabilities as of December 31, 1998...................................................................... 8
Statement of Operations for the Year Ended December 31, 1998..................................................................... 8
Statements of Changes in Net Assets for the Years Ended December 31, 1998 and 1997............................................... 9
Schedules of Investments in Securities as of December 31, 1998:
   Asset Allocation Portfolio....................................................................................................11
   Common Stock Portfolio........................................................................................................15
   Corporate Bond Portfolio......................................................................................................17
   Government Securities Portfolio...............................................................................................20
   Money Market Portfolio........................................................................................................22
Notes to Financial Statements....................................................................................................23
Report of Independent Accountants................................................................................................30

Conseco Capital Management, Inc.


================================================================================

Report from the President

     Fellow Shareholder:

     During 1998, investors took quite a wild, historic roller coaster ride, one that will be remembered with mixed feelings, if not hatred, by many for quite some time.

     America's financial market foundations were rigorously tested by foreign and domestic events. Weathering a continuous series of financial shock waves, the market displayed resilience and stamina and bolted to record-setting stock appreciation levels. The Dow Jones Industrial Average hit a record 9,374 before settling down and finishing at 9,181, while the bond market saw the 30-year U.S.Treasury almost reach a 17 percent return.

     While the Standard and Poor's 500 ("S&P 500") posted a return of 28.6 percent and large-cap stocks maintained lofty valuations, the average New York Stock Exchange and NASDAQ stocks finished down from earlier as highs mid-cap and small-cap stocks lagged far behind in performance. From our view, the overvalued, large-cap equity market is running out of steam and you'll see the long-enjoyed run-up of the S&P 500 index funds come to an end in 1999. Consequently, you can expect an increasingly volatile equities market to emerge in 1999. This scenario favors our proprietary, bottom-up, research-driven, total-return style which focuses on mid-cap stocks, presenting excellent investment opportunities for the Common Stock Portfolio. Working within this methodology, our portfolio managers are very disciplined buyers, sellers and holders. This investment style has helped us avoid the pitfalls of real estate, long-term capital, derivatives and foreign-influenced junk bonds.

     Corporate bonds, mortgage-backed securities and other fixed-income sectors lagged behind the 30-year Treasury. In fact, this is the first time since 1994 that corporate bonds underperformed comparable government bonds. Going into 1999, corporate bond prices are relatively cheap, creating opportunities for our fixed income investing style.

     In a volatile world of rapidly shifting opportunities demanding split-second timing, we embrace the dynamics of a rapidly changing marketplace. Within this arena, our disciplined, seamlessly integrated team of traders, analysts and portfolio managers strive together to reach one goal to help you reach your investment objectives through a diversified array of performance-driven fixed income and equity mutual funds. We're looking forward to taking that step with you in 1999.


/s/ MAXWELL E. BUBLITZ

Maxwell E. Bublitz, CFA
President & Chief Executive Officer
Conseco Capital Management, Inc.

Conseco Capital Management, Inc.


================================================================================

Report From the Asset Allocation
Portfolio Adviser

     Your fund is designed to take advantage of the benefits of asset allocation
- allowing for immediate diversification between two major investment sectors through a predetermined mix of stocks and bonds.

     With the close of 1998, we say goodbye to one of the most volatile years in the history of the stock and bond markets. Given our focus on investing in both equity and fixed income securities that we consider to be undervalued, Conseco Capital Management shared in this volatility as both mid-cap stocks and corporate bonds struggled to keep up with the broader market averages.

DEFINING THE BOTTOM OF THE EQUITY MARKET

     As we began the fourth quarter, the financial markets were discounting huge
uncertainties   with  respect  to  deflation,   slowing  economic  growth,   the
possibility of a collapse of the credit markets and political uncertainty.

     Such uncertainty was quickly erased with not one, but three interest rate cuts by the Federal Reserve Board (the "Fed"). The second cut, which came only sixteen days after the first, defined the bottom in the equity markets and set up a strong rally in many of our stocks which had been extremely oversold during August and September.

     The fixed income markets were slower to benefit from the Fed moves. While much of the equity market has recouped all or more of its third quarter losses, fixed income spreads are still at historically wide levels.

INVESTMENT STRATEGY GOING FORWARD

     What does this mean for our ongoing fixed-income investment strategy?

     First, while the market has totally revalued risk, we believe it has overreacted - as markets sometimes do. We expect the portfolio structure will remain fairly consistent with the previous quarter and will continue to emphasize the corporate, and mortgaged-backed and asset-backed sectors.

     Second, we do not foresee a spike in interest rates in the near future. Rather, with a slowing in the global economy, a gradual slowing in the American economy will help to put a ceiling on interest rates.

     Finally, we're finding more opportunities for investment in this market. Based on our research, we believe companies such as Sprint and Union Planters Bank will offer excellent relative value in this market.

INCREASING INVESTOR ATTENTION FOR MID-CAP

     Looking ahead for 1999, we see several things in store for the equity market that will forge our strategy as it relates to your fund. First, with 18 percent earnings growth expected for the S&P Mid-Cap 400 and a forward price-earnings (P/E) ratio of 18.7, we think the mid-cap sector will receive an increasing amount of investor attention. This will be especially true if the market finds itself struggling with low or flat earnings growth for the S&P 500 stocks which trade at a forward P/E ratio of 26.

     This kind of environment also will increase the probability that active management will outpace passive indexing, because many managers most likely own a higher percentage of mid-caps in their portfolios.

     Also, actively managed portfolios will benefit from a Fed committed to keeping interest rates low enough to maintain rational credit markets, a healthy consumer and a stable, non-inflating U.S. economy.

CONTINUED EARNINGS GROWTH IN CONSUMER-ORIENTED SECTORS

     With this bias, the Fed's actions should serve as a driver for continued earnings growth in consumer-oriented industries such as retail, durables, textiles, foods, media and financial services.

     Finally, we see a market that is admittedly expensive overall, but with pockets of value which will allow for the possibility of out-performance by bottom-up, research-driven managers like us.

     Our strategy will be to remain committed to our mid-cap growth discipline by focusing on opportunities available in a core group of high quality names which we can build upon through the periods of volatility that lie ahead.


/s/ THOMAS J. PENCE                          /s/ GREGORY J. HAHN

Thomas J. Pence, CFA                         Gregory J. Hahn, CFA
Senior Vice President,                       Senior Vice President
Equity Investments

                               Portfolio Managers
                        Conseco Capital Management, Inc.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Comparison of Change in Value of $10,000 Investment in the Asset Allocation Portfolio, the S&P 500 Index and the Lehman Brothers Government/Corporate Index

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

Conseco Capital Management, Inc.


================================================================================

Report From the Common Stock
Portfolio Adviser

     Your portfolio provides a value-oriented, broadly-diversified way to invest in some of America's most profitable mid-sized companies with the objective of earning potentially higher returns over the long-term.

     With the close of 1998, we said goodbye to one of the most volatile years in the history of the stock market. Given our focus on mid-cap growth stocks, your portfolio shared in this volatility as mid-cap and small-cap stocks struggled to keep up with their larger counterparts.

     However, despite this widening gap in earnings growth and valuations between these two groups, we believe a period of significant out-performance by high quality, mid-cap growth stocks may be in store during 1999.

AMERICAN INVESTORS MAINTAINED COMPOSURE

     1998 opened up with strong negative sentiment surrounding foreign markets and their potential to adversely affect the United States economy. However, true to form, the American consumer maintained a relatively high level of composure during this down period. By the end of January, the market heated up and began to expand, reinforced by lower rates and a wave of refinancings. By mid-summer, investor confidence levels were at a record high.

     As we entered the second half of the year, extreme valuations particularly in the larger capitalization stocks were setting the stage for a material correction. A confluence of overseas economic downturns led to the Long Term Capital Management debacle (which led to a Fed-assisted, $3.5 billion bailout), when coupled with a slowing of earnings reported by American companies, combined to drive the market down. In hindsight, this period definitely was a bear market which lasted from September to late October.

FED CUTS RESTORE CONSUMER CONFIDENCE

     Within a period of just over two months, nearly every major index had corrected by 20 percent or more. Just as consumer confidence had been the keystone for the market in the early part of the year, the Federal Reserve Board (the "Fed") acted quickly to restore the erosion in this vital component. Three quick rate cuts resulted in restored consumer and market confidence.

     Consequently, the year's final stanza opened with financial managers holding high cash levels in portfolios. These managers felt compelled to put much of this money to work even with growth concerns still on the front burner - in large cap growth stocks which bolted to new highs and returned historically high valuation levels.

     However, our proprietary, bottom-up research told us these stocks were overvalued and our disciplined style enabled us to hold our strategic, mid-cap course.

1999 INVESTMENT STRATEGY

     Looking ahead to 1999, we see several events unfolding in the market that will reinforce our investment strategy.

     First with 18 percent earnings growth expected for the S&P Mid-Cap 400 and a forward price-earnings ratio (P/E) of 18.7 we believe the mid-cap sector will receive an increasing amount of investor attention. This will be especially true if the market struggles with low or flat earnings growth for the S&P 500 stocks which trade at an average forward P/E ratio of 26.

     Given that many portfolio managers likely own a higher percentage of mid-caps, this kind of environment will favor our management style and increase the probability that actively managed funds - such as yours will outpace passive indexing.

     Secondly, we see a Fed committed to keeping interest rates low enough to maintain rational credit markets, a healthy consumer and a stable, non-inflating U.S. economy. Given this bias, the Fed's actions should serve as a driver for continued earnings growth in consumer oriented industries such as retail, durables, textiles, foods, media and financial services.

     In fact, there's a real possibility we are still in the midst of that earnings trough that could actually turn out to be quite positive for consumer related stocks given high and stable wages and employment coupled with lower interest rates. With no central overriding concerns (such as inflation vs. deflation) dictating current Fed policy, Fed governors should be poised to deliver whatever antidote is necessary to keep markets healthy amid a widespread earnings malaise.

POCKETS OF POTENTIAL VALUE EMERGING

     Finally, we see a market that is admittedly expensive overall, but with pockets of value which will allow for the possibility of out-performance by bottom-up, research-driven portfolio managers like us. Our strategy will be to remain committed to our mid-cap growth discipline by focusing on a core group of high-quality company names upon which we can build through the inevitable periods of volatility which lie ahead.




/s/ THOMAS J. PENCE

Thomas J. Pence, CFA
Senior Vice President, Equity Investments
Portfolio Manager
Conseco Capital Management, Inc.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Comparison of Change in Value of $10,000 Investment in the Common Stock Portfolio, and the S&P 500

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

Conseco Capital Management, Inc.


================================================================================

Report From the Corporate Bond
Portfolio Adviser

     The year 1998 was a significant challenge to Conseco Capital Management's fixed income investment style which emphasizes investing in securities that, through our proprietary research, we consider to be undervalued. The primary reason the year proved challenging was due to the unprecedented volatility in the financial markets, particularly the corporate bond market. A result of our style is a portfolio structure which tends to overweight the corporate sector and underweight investment in U.S. Treasury securities.

     While  the first  and  second  quarters  of 1998  were  characterized  by a relatively calm treasury market and generally declining interest rates, corporate issuance was extremely heavy causing some pressure on spreads. In contrast, the third quarter was characterized by huge spread widening forcing investors to reevaluate the required risk premium across all quality, maturity and sectors. A global financial crisis rooted in Japan's struggling economy culminated in Russia defaulting on its bonds in August. In late September, a consortium of brokerage firms bailed out Long Term Capital Management, a highly leveraged hedge fund. These combined events resulted in virtually all fixed income sectors underperforming with the exception of U.S. Treasury bonds. Financial markets move to extremes, and the third quarter of 1998 saw a bond market move to spread levels which have not been seen in eight years.

     The fourth quarter experienced a welcomed contraction of spreads as a result of the Federal Reserve Board's three successive 25 basis point cuts in short-term interest rates. Liquidity came back to the corporate bond market after several new issue deals led by the Associates Corp. were well received. The result was over $30 billion in high grade debt issued in November which was the largest single month all year. However, the corporate bond market remains a two-tiered market with the top tier issuers characterized with substantially more liquidity.

     In many regards, the events, which forced a revaluation of risk in our fixed income markets this year, have not gone away. Some foreign economies, such as Japan, Korea and Thailand, are showing improvement. Other economies, such as Brazil and China are still under the microscope. Brazil has already devalued its currency in early 1999 and there is speculation that China may do the same. These actions could have a significant impact on world financial markets and ultimately impact the U.S. economy. In addition, at the year end U.S. equities are hitting new records calling into question the valuation and rationality of our stock market.

     What does this mean for our investment strategy? First, while the market has totally revalued risk, we believe it has overreacted as markets sometimes do. We expect the portfolio structure will remain fairly consistent with the previous quarter and will continue to emphasize the corporate and mortgage and asset-backed sectors. Second, we do not foresee a spike in interest rates in the near future. Rather, with a slowing in the global economy, the potential for a gradual reduction in the U.S. economy will help to put a ceiling on interest rates. Finally, we are finding more opportunities for investment in this market. Based on our research, we believe issuers such as News America, Inc., Illinova, Occidental Petroleum and Worldcom offer excellent relative value in this market.

     We believe our research-driven style is well positioned to take advantage of the opportunities that exist in today's market.



/s/ GREGORY J. HAHN

Gregory J. Hahn, CFA
Senior Vice President
Portfolio Manager
Conseco Capital Management, Inc.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Comparison of Change in Value of $10,000 Investment in the Corporate Bond Portfolio, and the Lehman Brothers Government/Corporate Index

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

Conseco Capital Management, Inc.


================================================================================

Report From the Government Securities
Portfolio Adviser

     The Federal Open Market Committee (FOMC) met three times to discuss the economic outlook and the implementation of monetary policy during the first half of 1998. The Federal Reserve Board (the "Fed") held the Federal Funds Target Rate (the "Rate") at a 5.50 percent yield throughout the first and second quarters. With Asia still struggling to revive its economies and many American multinational companies issuing earnings warnings, the Fed has hesitated to increase the Rate. The Fed noted in the May meeting that weakening net exports were exerting an unfavorable impact on U.S. economic growth. The Fed also expected that this trend would expand into the last two quarters of 1998.

     Low price inflation in combination with low unemployment was a major focus at the FOMC meetings. Consumer price inflation in the second quarter was modest as weak energy prices offset most of the increases in other sectors. The Consumer Price Index was anticipated to reach an increase of 0.2 percent but achieved a level of 0.3 percent. Additionally, the unemployment level reached
4.3 percent, which is placing additional pressure on the Fed to tighten its credit policy in order to prevent future inflation.

     For the second half of 1998, the FOMC met and lowered the target for the Rate to 4.75 percent. The third quarter turmoil brought on by currency devaluations in the third world subsided, while the U.S. Government Bond market quietly sold off in the fourth quarter.

     The CST Government Securities Fund is not positioned for upheaval and civil strife in the less developed countries. It is, however, positioned to capitalize on tightening yield spreads and a relaxed inflation outlook here in the United States. By and large, that is what the market delivered in the fourth quarter and it is what we expect for 1999.

     Spread product has been a signature investment in the CST Government Securities Fund for some time. This is an effort to capitalize on CCM's research expertise and trading capabilities. In the fourth quarter, the fund made investments in Safeway, Inc., and City of Worchester, MA. We expect to take full advantage of opportunities similar to these during 1999.



/s/ G. NOLAN SMITH

G. Nolan Smith
Vice President
Portfolio Manager


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
Comparison of Change in Value of $10,000 Investment in the Government Securities Portfolio, the Lehman Brothers Governement and MBS Index

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

Conseco Capital Management, Inc.


================================================================================

Report From the Money Market
Portfolio Adviser

     During the first half of 1998, the Federal Reserve Board (the "Fed") interest rate control arm - the Federal Open Market Committee (FOMC) - met three times. It held the Federal Funds Target Rate (FFTR) at a 5.50 percent yield, hesitating to increase it as Japan, Indonesia and Thailand struggled to revive their economies and many American multinational companies issued earnings warnings. The FOMC also noted during its May meeting that weakening net exports were exerting an unfavorable impact on the United State's economic growth and expected this trend would expand, carrying over into the year's last two quarters.

     The FOMC sets interest rates and credit policies for the Federal Reserve system. This committee's decisions are closely scrutinized and interpreted by economists, as well as stock and bond market analysts trying to predict whether the federal government is seeking to tighten credit to reduce inflation, or loosen credit to stimulate the economy.

     With Russia's loan default, Brazil's economic turmoil and the $3.5 billion Fed-arranged private bailout of the highly leveraged hedge fund forming a backdrop during the second half of the year, the FOMC lowered short-term interest rates a total of 75 basis points in response to concerns that the American economy might be at risk from overreaction to these global events.

     Specifically, the Fed lowered its FFTR target rate to 5.25 percent in September, 5.0 percent in October and 4.75 percent in November. The Fed also reduced the discount rate for loans to banks by a quarter point to 4.75 percent in October and then to 4.50 percent in November. As stability returned to world financial markets late in the fourth quarter, the Fed elected to leave the FFTR unchanged in December.

     Moreover, low domestic price inflation, combined with low unemployment, also were major focuses during these 1998 FOMC meetings. Although projected to increase just 0.2 percent, the Consumer Price Index actually rose to 0.3 percent and the U.S. unemployment level reached 4.3 percent, placing additional pressure on the Fed to tighten its inflation-fighting credit policy.

     The outlook for 1999 represents a material departure from what we experienced in the markets during 1998. We expect to see a firming in the worldwide economy and a slowing in the U.S. where inflation will remain subdued and corporate profits should remain intact. Consequently, we don't anticipate any rate action from the Fed before the second half of the year if at all. We're going to seek to take advantage of opportunities available in short certificates of deposit because these yields outpace commercial paper and we will increase income by investing in asset-backed commercial paper.

     Conseco Series Trust Money Market Fund continues to strive to balance safety, liquidity and total return in a fully diversified portfolio of money market securities.


/s/ GREGORY J. HAHN

Gregory J. Hahn
Senior Vice President
Conseco Capital Management, Inc.

Conseco Series Trust
Statement of Assets and Liabilities

December 31, 1998

====================================================================================================================================
                                                               Asset          Common       Corporate     Government      Money
                                                             Allocation       Stock          Bond        Securities      Market
                                                             Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at value (cost or amortized cost
   $42,057,019, $194,734,265, $23,126,487,
   $8,114,399, and $20,489,484, respectively).............  $ 45,781,775   $237,246,921   $23,324,027   $  8,172,488   $ 20,489,484
   Cash...................................................        38,199      1,704,682       955,947        159,666        445,162
   Interest and dividends receivable......................       265,829         54,981       350,465        101,885         55,549
   Receivable for securities sold.........................     4,688,046     14,287,606       753,186             --             --
   Receivable for shares sold.............................            --             --       264,179             --        235,968
------------------------------------------------------------------------------------------------------------------------------------
     Total assets.........................................    50,773,849    253,294,190    25,647,804      8,434,039     21,226,163
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Accrued expenses.......................................        27,919        148,629        13,950          4,904          7,812
   Payable for securities purchased.......................     4,840,755     17,892,233     1,648,393        498,977             --
   Payable for shares redeemed............................         1,286        252,412            --         23,639             --
------------------------------------------------------------------------------------------------------------------------------------
     Total liabilities....................................     4,869,960     18,293,274     1,662,343        527,520          7,812
------------------------------------------------------------------------------------------------------------------------------------
       Net assets (Note 5)................................  $ 45,903,889   $235,000,916   $23,985,461   $  7,906,519   $ 21,218,351
====================================================================================================================================
Shares outstanding (unlimited number of shares authorized)     3,358,496     10,886,868     2,387,795        650,955     21,218,351
Net asset value, offering and redemption price per share..  $      13.67   $      21.59   $     10.05   $      12.15   $       1.00
====================================================================================================================================



Statement of Operations

For the Year Ended December 31, 1998


====================================================================================================================================
                                                               Asset          Common       Corporate     Government      Money
                                                             Allocation       Stock          Bond        Securities      Market
                                                             Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends..............................................  $    259,208   $  1,985,915   $     6,551   $      1,636   $         --
   Interest...............................................     1,239,377        982,098     1,495,993        364,487        760,547
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income..............................     1,498,585      2,968,013     1,502,544        366,123        760,547
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees...............................       206,059      1,318,667       108,286         28,774         34,393
   Administrative expenses................................        33,916        199,039        19,593          5,243         12,458
   Custodial fees.........................................        30,834         26,554        15,556          6,593          6,441
   Printing fees..........................................         9,819         57,621         5,672          1,518          3,607
   Other..................................................        33,748        156,805        23,709         13,509         16,860
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................       314,376      1,758,686       172,816         55,637         73,759
Less: expenses charged to the Adviser (Note 3)............        33,386            463        21,216         15,354         11,851
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses........................................       280,990      1,758,223       151,600         40,283         61,908
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income.............................     1,217,595      1,209,790     1,350,944        325,840        698,639
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of investments.......      (468,931)     4,922,021       137,501         27,265          (453)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments:
   Beginning of year......................................     1,297,079     16,547,476       401,835         38,425             --
   End of year............................................     3,724,756     42,512,655       197,540         58,089             --
------------------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized appreciation on
        investments.......................................     2,427,677     25,965,179      (204,295)        19,664             --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized and unrealized gains (losses)
          on investments..................................     1,958,746     30,887,200      (66,794)         46,929           (453)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from operations......  $  3,176,341   $ 32,096,990   $ 1,284,150   $    372,769   $    698,186
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Conseco Series Trust
Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                     Asset Allocation               Common Stock               Corporate Bond
                                                         Portfolio                    Portfolio                   Portfolio
                                                -------------------------   ---------------------------   --------------------------
                                                    1998          1997           1998           1997          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income ....................   $ 1,217,595   $   686,159   $  1,209,790   $    544,203   $ 1,350,944   $ 1,241,256
   Net realized gains (losses)
     on sales of investments ................      (468,931)    3,443,444      4,922,021     48,553,010       137,501       272,118
   Net change in unrealized appreciation
     (depreciation) on investments ..........     2,427,677      (576,834)    25,965,179    (15,980,984)     (204,295)      315,306
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from
          operations ........................     3,176,341     3,552,769     32,096,990     33,116,229     1,284,150     1,828,680
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) ............       (52,424)      (78,588)           (46)      (253,222)      (14,031)       (5,144)
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
   net investment income ....................    (1,217,595)   (3,333,678)    (2,790,228)   (35,669,657)   (1,350,944)   (1,500,199)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized
   long and short-term capital gains ........            --      (795,925)    (4,922,022)   (13,427,556)           --            --
Distributions to shareholders of return of
   capital ..................................    (1,386,070)           --    (10,605,440)            --      (128,334)           --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares ........    17,767,542     9,907,488     27,848,498     21,244,308     8,212,548     4,517,431
   Net asset value of shares issued from
     reinvestment of dividends and
     distributions ..........................     2,656,089     4,208,191     18,317,737     49,350,435     1,493,309     1,505,343
   Cost of shares redeemed ..................    (2,962,396)   (2,270,061)   (41,930,174)    (8,707,426)   (6,788,092)   (2,532,596)
------------------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets from
         capital share transactions .........    17,461,235    11,845,618      4,236,061     61,887,317     2,917,765     3,490,178
------------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets ......    17,981,487    11,190,196     18,015,315     45,653,111     2,708,606     3,813,515
Net assets: Beginning of year ...............    27,922,402    16,732,206    216,985,601    171,332,490    21,276,855    17,463,340
------------------------------------------------------------------------------------------------------------------------------------
            End of year (Note 5) ............   $45,903,889   $27,922,402   $235,000,916   $216,985,601   $23,985,461   $21,276,855
====================================================================================================================================

Share data:
   Shares sold ..............................     1,296,774       711,783      1,402,600        957,299       810,448       449,676
   Shares issued from reinvestment of
     dividends and distributions ............       190,932       309,812        826,092      2,357,384       147,717       149,867
   Shares redeemed ..........................      (225,383)     (167,731)    (2,103,306)      (395,255)     (669,613)     (251,946)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in number of
         shares outstanding .................     1,262,323       853,864        125,386      2,919,428       288,552       347,597
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Conseco Series Trust
Statements of Changes in Net Assets - Continued

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                        Government Securities                  Money Market
                                                                               Portfolio                         Portfolio
                                                                    -----------------------------     ------------------------------
                                                                         1998             1997             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net investment income .......................................    $    325,840     $    244,513     $    698,639     $    391,772
   Net realized gains (losses) on sales of investments .........          27,265           29,743             (453)             (65)
   Net change in unrealized appreciation
     (depreciation) on investments .............................          19,664           48,304               --               --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations ..............         372,769          322,560          698,186          391,707
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2) ...............................          (8,047)              51               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from
   net investment income .......................................        (339,729)        (289,206)        (698,186)        (391,707)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders of net realized long
   and short-term capital gains ................................              --               --               --               --
Distributions to shareholders of return of capital .............              --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares ...........................       5,982,203          640,218       37,710,202       10,118,046
   Net asset value of shares issued from reinvestment
     of dividends and distributions ............................         347,776          289,155          698,186          391,707
   Cost of shares redeemed .....................................      (2,718,728)        (716,194)     (25,792,773)      (8,891,680)
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets from
         capital share transactions ............................       3,611,251          213,179       12,615,615        1,618,073
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets .........................       3,636,244          246,584       12,615,615        1,618,073
Net assets: Beginning of year ..................................       4,270,275        4,023,691        8,602,736        6,984,663
-----------------------------------------------------------------------------------------------------------------------------------
            End of year (Note 5) ...............................    $  7,906,519     $  4,270,275     $ 21,218,351     $  8,602,736
====================================================================================================================================
Share data:
   Shares sold .................................................         491,676           53,641       37,710,202       10,118,046
   Shares issued from reinvestment of
     dividends and distributions ...............................          28,679           24,228          698,186          391,707
   Shares redeemed .............................................        (224,071)         (60,110)     (25,792,773)      (8,891,680)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in number of
         shares outstanding ....................................         296,284           17,759       12,615,615        1,618,073
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Asset Allocation Portfolio
Schedule of Investments in Securities
December 31, 1998

================================================================================
    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Common Stocks
            (49.58% of total investments) (a)

            APPAREL AND ACCESSORY STORES (1.05%)
      6,000 Abercrombie & Fitch Co. (b).................... $      424,500
      1,150 Payless Shoesource, Inc. (b)...................         54,481
                                                            --------------
                                                                   478,981
                                                            --------------

            APPAREL AND OTHER
            Finished Products (0.52%)
      3,950 Tommy Hilfiger Corporation (b).................        237,000
                                                            --------------

            AUTO REPAIR AND PARKING (0.40%)
      4,000 The Hertz Corporation..........................        182,500
                                                            --------------

            BUSINESS SERVICES (10.51%)
     13,400 Affiliated Computer Services, Inc. (b).........        603,000
      5,400 America Online, Inc............................        781,650
      6,600 Applied Graphics Technologies, Inc. (b)........        108,900
     10,900 Cadence Design Systems, Inc. (b)...............        324,275
      1,950 Citrix Systems, Inc. (b).......................        189,271
     12,750 Compuware Corporation (b)......................        996,094
      7,300 Equifax, Inc...................................        249,572
      4,750 IMS Health Incorporated........................        358,330
      8,700 Keane, Inc. (b)................................        347,461
     11,300 Nova Corporation (b)...........................        391,974
     11,600 Sungard Data Systems, Inc. (b).................        460,381
                                                            --------------
                                                                 4,810,908
                                                            --------------

            CHEMICALS AND ALLIED PRODUCTS (0.92%)
        700 Biogen, Inc. (b)...............................         58,100
      6,100 IDEXX Laboratories, Inc. (b)...................        164,127
      3,150 Watson Pharmaceuticals, Inc. (b)...............        198,056
                                                            --------------
                                                                   420,283
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (0.76%)
      8,000 Brightpoint, Inc. (b)..........................        110,000
      3,400 Century Telephone Enterprises, Inc.............        229,500
        517 Intermedia Communications, Inc. (b)............          8,918
                                                            --------------
                                                                   348,418
                                                            --------------

            DEPOSITORY INSTITUTIONS (1.60%)
      3,700 Dime Bancorp, Inc..............................         97,821
      5,550 First Union Corporation........................        337,507
      7,450 Wells Fargo & Co...............................        297,538
                                                            --------------
                                                                   732,866
                                                            --------------

            DURABLE GOODS--WHOLESALE (0.51%)
      3,900 Federal-Mogul Corporation......................        232,050
                                                            --------------

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (4.87%)
      7,450 Energy East Corporation........................        420,925
      3,150 GPU, Inc.......................................        139,192
      9,600 Kinder Morgan Energy Partners, L.P.............        348,000
     10,200 The Montana Power Company......................        576,932
      3,550 New Century Energies, Inc......................        173,062
     12,250 Waste Management, Inc..........................        571,156
                                                            --------------
                                                                 2,229,267
                                                            --------------

            ELECTRICAL EQUIPMENT,
            EXCEPT COMPUTERS (1.66%)
      3,450 ADC Telecommunications, Inc. (b)...............        119,888
      3,150 Comverse Technology, Inc. (b)..................        223,650
      1,000 The DII Group, Inc. (b)........................         23,312
     14,250 SMART Modular Technologies, Inc. (b)...........        395,437
                                                            --------------
                                                                   762,287
                                                            --------------

            ENGINEERING SERVICES,
            ACCOUNTING MANAGEMENT (0.52%)
     13,450 Corrections Corporation of America (b).........        237,056
                                                            --------------

            FOOD AND KINDRED PRODUCTS (1.46%)
      2,750 Hershey Foods Corporation......................        171,017
      3,800 Suiza Foods Corporation (b)....................        193,564
      5,550 Tyson Foods, Inc...............................        117,938
      7,250 Whitman Corporation............................        183,969
                                                            --------------
                                                                   666,488
                                                            --------------

            FOOD STORES (1.76%)
     10,200 Albertson's, Inc...............................        649,618
     11,850 Casey's General Stores, Inc....................        154,417
                                                            --------------
                                                                   804,035
                                                            --------------

            GENERAL MERCHANDISE STORES (3.64%)
      5,650 Ames Department Stores, Inc. (b)...............        152,550
      4,050 BJ's Wholesale Club, Inc. (b)..................        187,564
     50,050 Family Dollar Stores, Inc......................      1,101,100
      6,600 Kmart Corporation (b)..........................        101,059
      4,000 Saks, Incorporated (b).........................        126,248
                                                            --------------
                                                                 1,668,521
                                                            --------------

            HEALTH SERVICES (1.37%)
      8,800 Columbia/HCA Healthcare Corporation............        217,800
     13,350 Healthsouth Corporation (b)....................        206,097
      9,400 Health Management Associates, Inc. (b).........        203,275
                                                            --------------
                                                                   627,172
                                                            --------------

            HOME FURNITURE AND
            EQUIPMENT STORES (0.35%)
      2,600 Best Buy Co., Inc. (b).........................        159,575
                                                            --------------

            HOTELS OTHER LODGING PLACES (0.87%)
     35,880 Fairfield Communities, Inc. (b)................        396,905
                                                            --------------

            INDUSTRIAL COMMERCIAL MACHINERY,
            COMPUTERS (4.85%)
      2,750 The Black & Decker Corporation.................        154,171
     14,400 Ceridian Corporation...........................      1,005,293
      1,800 EMC Corporation (b)............................        153,000
      1,800 Lexmark International Group, Inc. (b)..........        180,900
     12,900 Mettler-Toledo International, Inc. (b).........        362,000
      5,550 Pitney Bowes, Inc..............................        366,644
                                                            --------------
                                                                 2,222,008
                                                            --------------

----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

                                   (Continued)

Conseco Series Trust

Asset Allocation Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Common Stocks (Continued)

            INSURANCE COMPANIES (1.39%)
      2,950 Ambac Financial Group, Inc..................... $      177,555
      2,100 The MONY Group, Inc. (b).......................         65,755
      2,150 Nationwide Financial Services, Inc.............        111,129
      6,800 Provident Companies, Inc.......................        282,200
                                                            --------------
                                                                   636,639
                                                            --------------

            MEASURING INSTRUMENTS,
            PHOTO GOODS, WATCHES (3.16%)
      1,900 Guidant Corporation............................        209,475
     10,900 SCI Systems, Inc. (b)..........................        629,475
      8,450 Sybron International Corporation (b)...........        229,739
      4,350 Waters Corporation (b).........................        379,537
                                                            --------------
                                                                 1,448,226
                                                            --------------

            MISCELLANEOUS RETAIL (0.53%)
      6,950 Omnicare, Inc..................................        241,513
                                                            --------------

            NON-DEPOSITORY
            CREDIT INSTITUTIONS (0.57%)
      1,450 Capital One Financial Corporation..............        166,750
      1,275 Providian Financial Corporation................         95,625
                                                            --------------
                                                                   262,375
                                                            --------------

            NON-DURABLE GOODS WHOLESALE (2.45%)
      8,750 Bergen Brunswig Corporation....................        305,156
      3,700 Enron Corp.....................................        211,129
      1,050 Richfood Holdings, Inc.........................         21,787
     11,950 U.S. Foodservice (b)...........................        585,550
                                                            --------------
                                                                 1,123,622
                                                            --------------

            PERSONAL SERVICES (0.91%)
      9,250 H&R Block, Inc.................................        416,250
                                                            --------------

            PRINTING, PUBLISHING AND
            ALLIED LINES (0.50%)
      5,600 American Greetings Corporation.................        229,947
                                                            --------------

            SOCIAL SERVICES (0.35%)
      5,500 Covance, Inc. (b)..............................        160,188
                                                            --------------

            STONE, CLAY, GLASS,
            CONCRETE PRODUCTS (0.29%)
      2,250 Southdown, Inc.................................        133,173
                                                            --------------

            TEXTILE MILL PRODUCTS (0.83%)
     15,700 Shaw Industries, Inc...........................        380,725
                                                            --------------

            TRANSIT AND PASSENGER
            TRANSPORTATION (0.98%)
     13,000 Coach USA, Inc. (b)............................        450,944
                                                            --------------
            Total Common Stocks (cost $18,445,198)......... $   22,699,922
                                                            --------------

            Preferred Stocks
            (4.08% of total investments) (a)

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (1.52%)
     14,000 The AES Corporation Trust II, 5.500% CUM CVT (d)
            Cost - $700,000; Acquired - 10/24/1997.........        696,500
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (1.16%)
     28,000 Intermedia Communications, Inc., 7.000% (d)
            Cost - $700,000; Acquired - 10/24/1997.........        532,000
                                                            --------------

            INSURANCE COMPANIES (0.65%)
     12,000 Lincoln National Corp., TOPRS, 6.400%..........        295,500
                                                            --------------

            MEASURING INSTRUMENTS,
            PHOTO GOODS, WATCHES (0.75%)
      5,300 River Holding Corp., 11.500%...................        344,500
                                                            --------------
            Total Preferred Stocks (cost $2,200,000)....... $    1,868,500
                                                            --------------


            Warrants
            (0.01% of total investments) (a)

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (0.008%)
        250 Park `N View, Inc..............................          1,500
                                                            --------------

            MISCELLANEOUS MANUFACTURING (0.002%)
        400 V2 Music Holdings..............................            400
                                                            --------------
            Total Warrants (cost $42,500).................. $        1,900
                                                            --------------

  Principal
   Amount                        Security                        Value
================================================================================
            Corporate Bonds
            (30.05% of total investments) (a)

            AIR TRANSPORTATION (0.58%)
$   250,000 CHC Helicopter Corporation, 11.500%,
            due 07/15/2002  ............................... $      263,125
                                                            --------------

            APPAREL AND OTHER
            FINISHED PRODUCTS (0.44%)
    200,000 Tommy Hilfiger Corporation, 6.500%,
            due 06/01/2003  ...............................       199,750
                                                            --------------

            AUTO REPAIR AND PARKING (0.50%)
    200,000 Amerco -MTN, 7.470%, due 01/15/2027............        230,500
                                                            --------------

            BUILDING CONSTRUCTION,
            GENERAL CONTRACTORS,
            OPERATIVE BUILDERS (0.96%)
    250,000 D.R. Horton, Inc., 8.375%, due 06/15/2004......        248,750
    200,000 K. Hovnanian Enterprises, Inc., 9.750%,
            due 06/01/2005  ...............................        190,500
                                                            --------------
                                                                   439,250
                                                            --------------

----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

                                   (Continued)

Conseco Series Trust

Asset Allocation Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
  Principal
  of Shares                      Security                        Value
--------------------------------------------------------------------------------
            Corporate Bonds (Continued)

            BUSINESS SERVICES (0.64%)
$   500,000 Pinnacle Holdings, Inc., 0.000%,
            due 03/15/2008  ............................... $      292,500
                                                            --------------

            COAL MINING (0.42%)
    250,000 Lodestar Holdings, Inc., 11.500%,
            due 05/15/2005 (d) Cost - $250,000;
            Acquired - 05/12/1998..........................        193,750
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (4.92%)
    350,000 CSC Holdings, Inc., 7.250%, due 07/15/2008.....        356,125
    200,000 Cable and Wireless Communications PLC, 6.375%,
            due 03/06/2003  ...............................        201,250
    300,000 Lenfest Communications, Inc., 8.375%,
            due 11/01/2005  ...............................        324,750
    250,000 Park `N View, Inc., 13.000%, due 05/15/2008 (d)
            Cost - $207,500; Acquired - 05/20/1998.........        212,188
    150,000 SK Telecom Co., Ltd., 7.750%, due 04/29/2004...        135,750
    550,000 Sprint Capital Corporation, 6.875%,
            due 11/15/2028  ...............................        574,750
    250,000 360 Communications Company, 7.600%,
            due 04/01/2009  ...............................        283,438
    150,000 Viacom, Inc., 7.750%, due 06/01/2005...........        164,062
                                                            --------------
                                                                 2,252,313
                                                            --------------

            DEPOSITORY INSTITUTIONS (0.55%)
    100,000 Mellon Financial Co., 5.750%, due 11/15/2003...        100,750
    150,000 Union Planters Bank National Association, 6.500%,
            due 03/15/2018  ...............................        152,063
                                                            --------------
                                                                   252,813
                                                            --------------

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (2.58%)
    150,000 The Cleveland Electric
            Illuminating Company, 7.625%,
            due 08/01/2002  ...............................        155,062
    300,000 MCN Investment Corporation, 6.350%,
            due 04/02/2012  ...............................        307,875
    700,000 Waste Management, Inc., 6.625%,
            due 07/15/2002  ...............................        719,250
                                                            --------------
                                                                 1,182,187
                                                            --------------

            FOOD STORES (0.44%)
    200,000 Safeway, Inc., 5.750%, due 11/15/2000..........        200,500
                                                            --------------

            GENERAL MERCHANDISE STORES (0.66%)
    300,000 Shopko Stores, Inc., 6.500%, due 08/15/2003....        304,125
                                                            --------------

            HOTELS OTHER LODGING PLACES (0.88%)
    400,000 HMH Properties, Inc., 8.450%, due 12/01/2008...        401,500
                                                            --------------

            INSURANCE COMPANIES (0.69%)
    100,000 Delphi Financial, 8.000%, due 10/01/2003.......        107,000
    200,000 Terra Nova Insurance (UK) Holdings PLC, 7.000%,
            due 05/15/2008  ...............................        209,250
                                                            --------------
                                                                   316,250
                                                            --------------

            MISCELLANEOUS MANUFACTURING (0.38%)
    400,000 V2 Music Holdings, 0.000%, due 04/15/2008 (d)
            Cost - $223,428; Acquired - 05/01/1998.........        176,000
                                                            --------------

            MISCELLANEOUS RETAIL (0.91%)
    200,000 Michaels Stores, Inc., 10.875%, due 06/15/2006.        212,500
    200,000 Phar-Mor, Inc., 11.720%, 09/11/2002............        203,500
                                                            --------------
                                                                   416,000
                                                            --------------

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (0.47%)
    200,000 Key Bank USA, National Association, BKNT, 6.500%,
            due 04/15/2008  ...............................        214,250
                                                            --------------

            OIL AND GAS EXTRACTION (3.12%)
    250,000 Cerro Negro Finance, Ltd., Series B, 7.900%,
            due 12/01/2020 (d) Cost - $243,080;
            Acquired - 06/16/1998..........................        204,063
    100,000 Parker Drilling Company, 9.750%,
            due 11/15/2006  ...............................         89,500
    600,000 Triton Energy Ltd., 9.250%, due 04/15/2005.....        537,000
    200,000 Vastar Resources, Inc., 6.000%,
            due 04/20/2000  ...............................        202,000
    400,000 Williams Holdings of Delaware, Inc., 6.500%,
            due 12/01/2008  ...............................        397,000
                                                            --------------
                                                                 1,429,563
                                                            --------------

            PAPER AND ALLIED PRODUCTS (0.23%)
    100,000 Westvaco Corporation, 10.300%,
            due 01/15/2019  ...............................        105,375
                                                            --------------

            REAL ESTATE INVESTMENT TRUSTS
            (REITS) (3.08%)
    200,000 Avalonbay Communities, Inc., 6.500%,
            due 07/15/2003  ...............................        197,750
    400,000 Colonial Realty Limited Partnership, 7.000%,
            due 07/14/2007  ...............................        416,000
    100,000 EOP Operating Limited Partnership, 6.763%,
            due 06/15/2007  ...............................        100,125
    250,000 ERP Operating Limited Partnership, 6.630%,
            due 04/13/2015  ...............................        244,688
    150,000 Simon Debartolo Group, L.P., 6.750%,
            due 06/15/2005  ...............................        149,250
    300,000 United Dominion Realty Trust, Inc., 8.125%,
            due 11/15/2000  ...............................        302,250
                                                            --------------
                                                                 1,410,063
                                                            --------------


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

                                   (Continued)

Conseco Series Trust

Asset Allocation Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
  Principal
  of Shares                      Security                        Value
--------------------------------------------------------------------------------
            Corporate Bonds (Continued)

            REAL ESTATE OPERATORS,
            AGENTS, MANAGERS (0.94%)
    200,000 CPI Corp., 9.000%, due 03/15/2002 (d)
            Cost - $219,360; Acquired - 03/17/1998.........        220,500
$   200,000 Toll Corp., 8.750%, due 11/15/2006.............        208,000
                                                            --------------
                                                                   428,500
                                                            --------------

            SECURITY AND COMMODITY BROKERS (5.35%)
    250,000 Lehman Brothers Holdings, Inc., 7.250%,
            due 10/15/2003  ...............................        258,125
     55,000 Lehman Brothers, Inc., 7.375%, due 01/15/2007..         57,819
    550,000 Lehman Brothers Holdings, Inc., - MTN, 6.330%,
            due 08/01/2000  ...............................        550,687
    900,000 Paine Webber Group, Inc., 6.450%,
            due 12/01/2003  ...............................        903,618
    550,000 Salomon, Inc., 7.300%, due 05/15/2002..........        576,125
    100,000 Salomon, Inc., Series C - MTN, 6.500%,
            due 08/15/2003  ...............................        103,000
                                                            --------------
                                                                 2,449,374
                                                            --------------

            STONE, CLAY, GLASS,
            CONCRETE PRODUCTS (0.91%)
    200,000 Owens Corning, 7.500%, due 05/01/2005..........        206,750
    200,000 USG Corporation, 9.250%, due 09/15/2001........        211,000
                                                            --------------
                                                                  417,750
                                                            --------------

            TRANSPORTATION EQUIPMENT (0.40%)
    200,000 Stena Line AB, 10.625%, due 06/01/2008.........        181,250
                                                            --------------
            Total Corporate Bonds (cost $13,952,128)....... $   13,756,688
                                                            --------------

            Municipal Bonds
            (2.82% of total investments) (a)

            PUBLIC FINANCE, TAXATION (2.82%)
    250,000 Capital Projects Finance Authority,
            Florida Revenue, 8.000%, due 12/01/2001........        255,000
                                                            --------------
    450,000 Mississippi Development Bank,
            Special Obligation, Series 1998, 8.500%,
            due 12/01/2018  ...............................        442,125
    250,000 Korea Development Bank, 6.250%,
            due 05/01/2000  ...............................        241,250
    335,000 Tallulah Louisiana, Revenue,
            Beneficial Interest Certificates, 6.650%,
            due 11/01/2008  ...............................        352,169
                                                            --------------
            Total Municipal Bonds (cost $1,268,065)........ $    1,290,544
                                                            --------------

            Asset Backed Securities
            (0.65% of total investments)(a)

    300,000 COMED Transitional Funding Trust 1998-1 A7,
            5.740%, due 12/25/2010.........................        299,250
                                                            --------------
            Total Asset Backed Securities
            (cost $299,913) ............................... $      299,250
                                                            --------------


            U.S. Government and Agency Obligations
            (3.42% of total investments) (a)

    550,000 U.S. Treasury Bond, 6.125%, due 11/15/2027.....        614,893
     75,000 U.S. Treasury Note, 6.125%, due 08/15/2007.....         82,105
    150,000 U.S. Treasury Note, 5.500%, due 05/31/2003.....        154,897
    300,000 U.S. Treasury Note, 5.375%, due 06/30/2003.....        308,841
    125,000 U.S. Treasury Note, 4.750%, due 11/15/2008.....        125,973
    250,000 U.S. Treasury Note, 7.250%, due 05/14/2004.....        280,137
                                                            --------------
            Total U.S. Government and Agency
            Obligations (cost $1,551,090).................. $    1,566,846
                                                            --------------

            Commercial Paper
            (9.39% of total investments) (a)

            OIL AND GAS EXTRACTION (4.80%)
  2,200,000 Koch Industries, Inc., 5.2500%,
            due 01/04/1999  ...............................      2,199,038
                                                            --------------

            CHEMICALS AND ALLIED PRODUCTS (4.59%)
  2,100,000 Dow Chemical, Inc., 5.2200%, due 01/04/1999....      2,099,087
                                                            --------------
            Total Commercial Paper (cost $4,298,125)....... $    4,298,125
                                                            --------------
            Total Investments in Securities
            (cost $42,057,019) (c)......................... $   45,781,775
                                                            ==============


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Common Stock Portfolio
Schedule of Investments in Securities
December 31, 1998

================================================================================
    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Common Stocks
            (94.48% of total investments) (a)

            APPAREL AND ACCESSORY STORES (1.94%)
     57,600 Abercrombie & Fitch Co. (b).................... $    4,075,200
     11,200 Payless Shoesource, Inc. (b)...................        530,600
                                                            --------------
                                                                 4,605,800
                                                            --------------

            APPAREL AND OTHER
            FINISHED PRODUCTS (0.98%)
     38,900 Tommy Hilfiger Corporation (b).................      2,334,000
                                                            --------------

            AUTO REPAIR AND PARKING (0.76%)
     39,250 The Hertz Corporation..........................      1,790,781
                                                            --------------

            BUSINESS SERVICES (20.08%)
    133,800 Affiliated Computer Services, Inc. (b).........      6,021,000
     53,000 America Online, Inc............................      7,671,750
     64,600 Applied Graphics Technologies, Inc. (b)........      1,065,900
    107,050 Cadence Design Systems, Inc. (b)...............      3,184,737
     18,900 Citrix Systems, Inc. (b).......................      1,834,472
    126,500 Compuware Corporation (b)......................      9,882,812
     73,400 Equifax, Inc...................................      2,509,399
     47,100 IMS HEALTH Incorporated........................      3,553,130
     86,650 Keane, Inc. (b)................................      3,460,628
    112,750 Nova Corporation (b)...........................      3,911,072
    114,350 Sungard Data Systems, Inc. (b).................      4,538,323
                                                            --------------
                                                                47,633,223
                                                            --------------

            CHEMICALS AND ALLIED PRODUCTS (1.76%)
      7,100 Biogen, Inc. (b)...............................        589,300
     61,100 IDEXX Laboratories, Inc. (b)...................      1,643,957
     30,700 Watson Pharmaceuticals, Inc. (b)...............      1,930,263
                                                            --------------
                                                                 4,163,520
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (1.45%)
     79,000 Brightpoint, Inc. (b)..........................      1,086,250
     34,700 Century Telephone Enterprises, Inc.............      2,342,250
                                                            --------------
                                                                 3,428,500
                                                            --------------

            DEPOSITORY INSTITUTIONS (3.06%)
     34,900 Dime Bancorp, Inc..............................        922,686
     56,650 First Union Corporation........................      3,445,000
     72,700 Wells Fargo & Co...............................      2,903,493
                                                            --------------
                                                                 7,271,179
                                                            --------------

            DURABLE GOODS--WHOLESALE (0.96%)
     38,150 Federal-Mogul Corporation......................      2,269,925
                                                            --------------

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (9.24%)
     74,350 Energy East Corporation........................      4,200,775
     29,450 GPU, Inc.......................................      1,301,337
     96,500 Kinder Morgan Energy Partners, L.P.............      3,498,125
    101,000 The Montana Power Company......................      5,712,762
     31,750 New Century Energies, Inc......................      1,547,813
    121,600 Waste Management, Inc..........................      5,669,600
                                                            --------------
                                                                21,930,412
                                                            --------------

            ELECTRICAL EQUIPMENT,
            EXCEPT COMPUTERS (3.19%)
     34,150 ADC Telecommunications, Inc. (b)...............      1,186,712
     30,900 Comverse Technology, Inc. (b)..................      2,193,900
     10,400 The DII Group, Inc. (b)........................        242,445
    141,750 SMART Modular Technologies, Inc. (b)...........      3,933,562
                                                            --------------
                                                                 7,556,619
                                                            --------------

            ENGINEERING SERVICES,
            ACCOUNTING MANAGEMENT (.98%)
    132,400 Corrections Corporation of America (b).........      2,333,550
                                                            --------------

            FOOD AND KINDRED PRODUCTS (2.76%)
     27,400 Hershey Foods Corporation......................      1,703,952
     37,250 Suiza Foods Corporation (b)....................      1,897,441
     54,900 Tyson Foods, Inc...............................      1,166,625
     70,450 Whitman Corporation............................      1,787,669
                                                            --------------
                                                                 6,555,687
                                                            --------------

            FOOD STORES (3.35%)
    100,950 Albertson's, Inc...............................      6,429,304
    116,950 Casey's General Stores, Inc....................      1,523,975
                                                            --------------
                                                                 7,953,279
                                                            --------------

            GENERAL MERCHANDISE STORES (6.81%)
     54,650 Ames Department Stores, Inc. (b)...............      1,475,550
     38,800 BJ's Wholesale Club, Inc. (b)..................      1,796,906
    483,600 Family Dollar Stores, Inc......................     10,639,200
     64,950 Kmart Corporation (b)..........................        994,514
     39,800 Saks Incorporated (b)..........................      1,256,168
                                                            --------------
                                                                16,162,338
                                                            --------------

            HEALTH SERVICES (2.63%)
     89,850 Columbia/HCA Healthcare Corporation............      2,223,788
    133,050 Healthsouth Corporation (b)....................      2,054,026
     90,300 Health Management Associates, Inc. (b).........      1,952,738
                                                            --------------
                                                                 6,230,552
                                                            --------------

            HOME FURNITURE AND
            EQUIPMENT STORES (0.67%)
     26,000 Best Buy Co., Inc. (b).........................      1,595,750
                                                            --------------

            HOTELS OTHER LODGING PLACES (1.53%)
    329,126 Fairfield Communities, Inc. (b)................      3,640,792
                                                            --------------

            INDUSTRIAL COMMERCIAL MACHINERY,
            COMPUTERS (9.26%)
     26,600 The Black & Decker Corporation.................      1,491,249
    142,100 Ceridian Corporation...........................      9,920,285
     18,150 EMC Corporation (b)............................      1,542,750
     17,700 Lexmark International Group, Inc. (b)..........      1,778,850
    126,900 Mettler-Toledo International, Inc. (b).........      3,561,068
     55,800 Pitney Bowes, Inc..............................      3,686,260
                                                            --------------
                                                                21,980,462
                                                            --------------


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industry Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

                                   (Continued)

Conseco Series Trust

Common Stock Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Common Stocks (Continued)

            INSURANCE COMPANIES (2.69%)
     29,100 Ambac Financial Group, Inc..................... $    1,751,471
     21,350 The MONY Group, Inc. (b).......................        668,511
     22,150 Nationwide Financial Services, Inc.............      1,144,889
     67,700 Provident Companies, Inc.......................      2,809,550
                                                            --------------
                                                                 6,374,421
                                                            --------------

            MEASURING INSTRUMENTS,
            PHOTO GOODS, WATCHES (6.06%)
     18,550 Guidant Corporation............................      2,045,138
    107,750 SCI Systems, Inc. (b)..........................      6,222,562
     86,650 Sybron International Corporation (b)...........      2,355,840
     43,000 Waters Corporation (b).........................      3,751,750
                                                            --------------
                                                                14,375,290
                                                            --------------

            MISCELLANEOUS RETAIL (1.02%)
     69,400 Omnicare, Inc..................................      2,411,650
                                                            --------------

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (1.11%)
     14,400 Capital One Financial Corporation..............      1,656,000
     13,050 Providian Financial Corporation................        978,750
                                                            --------------
                                                                 2,634,750
                                                            --------------

            NON-DURABLE GOODS WHOLESALE (4.72%)
     89,300 Bergen Brunswig Corporation....................      3,114,337
     35,950 Enron Corp.....................................      2,051,378
     10,800 Richfood Holdings, Inc.........................        224,100
    118,350 U.S. Foodservice (b)...........................      5,799,150
                                                            --------------
                                                                11,188,965
                                                            --------------

            PERSONAL SERVICES (1.73%)
     90,950 H&R Block, Inc.................................      4,092,750
                                                            --------------

            PRINTING, PUBLISHING AND
            ALLIED LINES (0.99%)
     57,350 American Greetings Corporation.................      2,354,905
                                                            --------------

            SOCIAL SERVICES (0.66%)
     54,150 Covance, Inc. (b)..............................      1,577,118
                                                            --------------

            STONE, CLAY, GLASS,
            CONCRETE PRODUCTS (0.55%)
     22,000 Southdown, Inc.................................      1,302,136
                                                            --------------

            TEXTILE MILL PRODUCTS (1.59%)
    155,750 Shaw Industries, Inc...........................      3,776,937
                                                            --------------

            TRANSIT AND PASSENGER
            TRANSPORTATION (1.95%)
    133,400 Coach USA, Inc. (b)............................      4,627,379
                                                            --------------
            Total Common Stocks (cost $181,640,014)........ $  224,152,670
                                                            --------------

            Commercial Paper
            (5.52% of total investments) (a)

            INDUSTRIAL COMMERCIAL MACHINERY,
            COMPUTERS (1.81%)
  4,300,000 Baker Hughes, Inc., 5.300%, due 01/04/1999.....      4,298,101
                                                            --------------

            OIL AND GAS EXTRACTION (3.71%)
  8,800,000 Koch Industries, Inc., 5.2500%, due 01/04/1999.      8,796,150
                                                            --------------
            Total Commercial Paper (cost $13,094,251)...... $   13,094,251
                                                            --------------
            Total Investments in Securities
            (cost $194,734,265) (c)........................ $  237,246,921
                                                            ==============


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industry Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Corporate Bond Portfolio
Schedule of Investments in Securities
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Corporate Bonds
            (60.55% of total investments) (a)

            AIR TRANSPORTATION (0.77%)
$   165,173 Delta Airlines 1992 ETC-C, 8.540%,
            due 01/02/2007  ............................... $      180,039
                                                            --------------

            APPAREL AND OTHER
            FINISHED PRODUCTS (1.07%)
    250,000 Tommy Hilfiger Corporation, 6.500%,
            due 06/01/2003  ...............................        249,687
                                                            --------------

            AUTO REPAIR AND PARKING (1.92%)
    100,000 Amerco -MTN, 6.710%, due 10/15/2008............        102,250
    300,000 Amerco -MTN, 7.470%, due 01/15/2027............        345,750
                                                            --------------
                                                                   448,000
                                                            --------------

            BUSINESS SERVICES (.62%)
    250,000 Pinnacle Holdings, Inc., 0.000%,
            due 03/15/2008  ...............................        146,250
                                                            --------------

            CHEMICALS AND ALLIED PRODUCTS (0.88%)
    200,000 Smith International, Inc., 7.000%,
            due 09/15/2007  ...............................        207,250
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (7.71%)
    150,000 CSC Holdings, Inc., 7.250%, due 07/15/2008.....        152,625
    250,000 Lenfest Communications, Inc., 10.500%,
            due 06/15/2006  ...............................        293,125
    200,000 News America Inc., 7.280%,
            due 06/30/2028. ...............................        206,250
    300,000 SK Telecom Co., Ltd., 7.750%, due 04/29/2004...        271,500
    350,000 Sprint Capital Corporation, 6.875%,
            due 11/15/2028  ...............................        365,750
    250,000 Telecommunications, Inc., 10.125%,
            due 04/15/2022  ...............................        356,735
    150,000 Worldcom, Inc., 6.125%, due 08/15/2001.........        152,438
                                                            --------------
                                                                 1,798,423
                                                            --------------

            DEPOSITORY INSTITUTIONS (5.60%)
    250,000 Mellon Financial Co., 5.750%, due 11/15/2003...        251,875
    750,000 St. Paul Bancorp, 7.125%, due 02/15/2004.......        806,250
    250,000 U.S. Bancorp, 5.700%, due 12/15/2008...........        248,125
                                                            --------------
                                                                 1,306,250
                                                            --------------

            EATING AND DRINKING PLACES (.86%)
    200,000 Marriott International, Inc., 6.625%,
            due 11/15/2003 (d) Cost - $199,616;
            Acquired - 11/10/1998..........................        201,000
                                                            --------------

            ELECTRIC, GAS, WATER, COGENERATION,
            SANITARY SERVICES (10.79%)
    300,000 AEP Resources, Inc., 6.500%, due 12/01/2003 (d)
            Cost - $303,129; Acquired - 12/15/1998.........        302,250
    200,000 The Cleveland Electric
            Illuminating Company, 7.625%,
            due 08/01/2002  ...............................        206,750
    500,000 Coastal Corporation, 6.700%, due 02/15/2027....        531,875
    250,000 Illinova Corporation, 7.125%, due 02/01/2004...        259,062
    150,000 MCN Investment Corporation, 6.350%,
            due 04/02/2012  ...............................        153,937
    250,000 Southern Investments Capital, 8.230%,
            due 02/01/2027  ...............................        257,507
    300,000 Tenneco, Inc., 10.200%, due 03/15/2008.........        394,125
    400,000 Waste Management, Inc., 6.625%,
            due 07/15/2002  ...............................        411,000
                                                            --------------
                                                                 2,516,506
                                                            --------------

            FOOD STORES (1.94%)
    250,000 Kroger Co. , 6.000%, due 07/01/2000............        251,563
    200,000 Safeway, Inc., 5.750%, due 11/15/2000..........        200,500
                                                            --------------
                                                                   452,063
                                                            --------------

            GENERAL MERCHANDISE STORES (1.52%)
    350,000 Shopko Stores, Inc., 6.500%, due 08/15/2003....        354,812
                                                            --------------

            HEALTH SERVICES (1.07%)
    250,000 HEALTHSOUTH Corporation, 7.000%,
            due 06/15/2008  ...............................        250,313
                                                            --------------

            HOTELS OTHER LODGING PLACES (1.08%)
    250,000 HMH Properties, Inc., 8.450%, due 12/01/2008...        250,937
                                                            --------------

            INDUSTRIAL COMMERCIAL MACHINERY,
            COMPUTERS (1.28%)
    300,000 Case Credit Corporation, - MTN, 6.120%,
            due 08/01/2001  ...............................        299,625
                                                            --------------

            Insurance Companies (3.80%)
    150,000 Delphi Financial, 8.000%, due 10/01/2003.......        160,500
    400,000 Delphi Funding LLC, 9.310%, due 03/25/2027.....        464,500
    250,000 Terra Nova Insurance (UK) Holdings PLC, 7.000%,
            due 05/15/2008  ...............................        261,562
                                                            --------------
                                                                   886,562
                                                            --------------

            LUMBER AND WOOD PRODUCTS,
            EXCEPT FURNITURE (1.32%)
    300,000 West Fraser Mill, 7.250%, due 09/15/2002 (d)
            Cost - $297,753; Acquired - 09/26/1995.........        306,750
                                                            --------------

            MISCELLANEOUS RETAIL (.46%)
    100,000 Michaels Stores, Inc., 10.875%, due 06/15/2006.        106,250
                                                            --------------

            MOTION PICTURES, FILMS (2.36%)
    500,000 Paramount Communications, Inc., 8.250%,
            due 08/01/2022  ...............................        549,375
                                                            --------------


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

                                   (Continued)

Conseco Series Trust

Corporate Bond Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Corporate Bonds (Continued)

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (.27%)
$   250,000 DSPL Finance Company, 9.120%,
            due 12/30/2010 (d) Cost - $250,000;
            Acquired - 08/15/1996.......................... $       62,500
                                                            --------------

            OIL AND GAS EXTRACTION (5.21%)
    500,000 Cerro Negro Finance, Ltd., Series B, 7.900%,
            due 12/01/2020 (d) Cost - $486,160;
            Acquired - 06/16/1998..........................        408,125
    250,000 NGC Corporation, 8.316%, due 06/01/2027........        253,750
    200,000 Occidental Petroleum Corporation, 6.750%,
            due 11/15/2002  ...............................        203,250
    150,000 Vastar Resources, Inc., 6.000%, due 04/20/2000.        151,500
    200,000 Williams Holdings of Delaware, Inc., 6.500%,
            due 12/01/2008  ...............................        198,500
                                                            --------------
                                                                 1,215,125
                                                            --------------

            PAPER AND ALLIED PRODUCTS (.90%)
    200,000 Westvaco Corporation, 10.300%,
            due 01/15/2019  ...............................        210,750
                                                            --------------

            REAL ESTATE INVESTMENT TRUSTS
            (REITS) (3.87%)
    400,000 Chelsea GCA Realty Partnership, L.P., 7.250%,
            due 10/21/2007. ...............................        390,000
    300,000 Colonial Realty Limited Partnership, 7.000%,
            due 07/14/2007  ...............................        312,000
    100,000 Simon Debartolo Group, L.P., 6.750%,
            due 06/15/2005  ...............................         99,500
    100,000 United Dominion Realty Trust, Inc., 8.125%,
            due 11/15/2000  ...............................        100,750
                                                            --------------
                                                                   902,250
                                                            --------------

            REAL ESTATE OPERATORS, AGENTS
            AND MANAGERS (.95%)
    200,000 CPI Corp., 9.000%, due 03/15/2002 (d)
            Cost - $219,360; Acquired - 03/17/1998.........        220,500
                                                            --------------

            SECURITY AND COMMODITY BROKERS (3.91%)
    250,000 Lehman Brothers Holdings, Inc., - MTN, 8.875%,
            due 02/15/2000  ...............................        256,875
    500,000 Lehman Brothers Holdings, Inc., 6.330%,
            due 08/01/2000  ...............................        500,625
    150,000 Salomon, Inc., Series C - MTN, 6.500%,
            due 08/15/2003  ...............................        154,500
                                                            --------------
                                                                   912,000
                                                            --------------

            TRANSPORTATION EQUIPMENT (.39%)
    100,000 Stena Line AB, 10.625%, due 06/01/2008.........         90,625
                                                            --------------
            Total Corporate Bonds (cost $13,963,175)....... $   14,123,842
                                                            --------------

            Municipal Bonds
            (6.39% of total investments) (a)

    350,000 Doylestown Pennsylvania, Hospital Authority,
            Revenue, 8.375%, due 07/01/2008................        382,375
     90,000 Fort Worth Texas, Higher Education,
            Finance Corporation, Revenue, 7.500% ,
            due 10/01/2006  ...............................         94,838
     95,000 Lake County Florida, Resource Recovery,
            Industrial Development, Revenue, 7.125%,
            due 10/01/1999  ..............................          95,848
    250,000 Mississippi Development Bank, Special Obligation,
            Series 1998, 8.500%, due 12/01/2018............        245,625
    362,522 Philadelphia Pennsylvania,
            Authority for Industrial Development,
            Revenue, 6.488%, due 06/15/2004................        378,382
    190,000 Reeves County Texas Certificates of
            Participation, 6.700%, due 03/31/2005..........        192,375
     95,000 Tallulah Louisiana, Revenue, Beneficial Interest
            Certificates, 6.650%, due 11/01/2008...........         99,869
                                                            --------------
            Total Municipal Bonds (cost $1,443,585)........ $    1,489,312
                                                            --------------

            Asset Backed Securities
            (10.54% of total investments) (a)

    200,000 COMED Transitional Funding Trust
            1998-1 A7, 5.740%, due 12/25/2010..............        199,500
    500,000 Contimortgage Home Equity Loan Trust
            1998-3 A4, 5.760%, due 05/15/2025..............        497,109
    250,000 Copelco Capital Funding Corp. 98-A A2, 5.780%,
            due 08/15/2000  ...............................        250,547
    200,000 EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
            due 05/15/2028  ...............................        208,203
    200,000 Green Tree Financial Corp. 1994-4 A5, 8.300%,
            due 07/15/2019 (e).............................        212,547
     67,806 Green Tree Recreational Equipment &
            Consumer Trust, 96-A A1, 5.550%,
            due 02/15/2018 (e).............................         68,176
    319,612 Green Tree Recreational Equipment &
            Consumer Trust, 97-C B, 6.750%,
            due 02/15/2018 (e).............................        300,885
    200,000 National Car Rental Financing Limited Partnership
            1996-1 A2, 6.800%, due 04/20/2000..............        200,000
    397,912 Nationslink Funding Corporation 98-2 A1, 6.001%,
            due 11/20/2007  ...............................        400,274
    120,559 New York City Tax Lien 1996-1 B, 6.910%,
            due 05/25/2005  ...............................        120,861
                                                            --------------
            Total Asset Backed Securities
            (cost $2,459,522).............................. $    2,458,102
                                                            --------------


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted  under Rule 144A of the  Securities  Act of 1933.

(e) Green Tree Financial Corp., a wholly-owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.

                                   (Continued)

Conseco Series Trust

Corporate Bond Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Collateralized Mortgage Obligations
            (3.93% of total investments) (a)

$    71,232 FHLMC Structured Pass Through Securities
            T-4 A1, 7.625%, due 08/25/2022................. $       71,611
    500,000 Iroquois Trust 97-1 A, 7.000%, due 12/15/2006..        505,391
    153,999 JP Morgan Commercial Mortgage Finance
            Corporation 97-C4 A1, 6.939%,
            due 12/26/2028  ...............................        155,948
    179,590 Rural Housing Trust 1987-1 3B, 7.330%,
            due 04/01/2026  ...............................        182,901
                                                            --------------
            Total Collateralized Mortgage Obligations
            (cost $907,275) ............................... $      915,851
                                                            --------------

            U. S. Government and Agency Obligations
            (11.05% of total investments) (a)

    235,649 Federal Home Loan Mortgage Corp.,
            # G00479, 9.000%, due 04/01/2025...............        248,757
    402,150 Federal Home Loan Mortgage Corp.,
            # G00943, 6.000%, due 07/01/2028...............        397,626
    352,333 Federal Home Loan Mortgage Corp.,
            # E73076, 6.000%, due 11/01/2013...............        353,875
    198,000 Federal Home Loan Mortgage Corp.,
            # E00592, 6.000%, due 12/01/2013...............        198,866
     29,781 Federal National Mortgage Assn.,
            # 062289, 6.823%, due 03/01/2028...............         30,246
    152,322 Federal National Mortgage Assn.,
            # 183567, 7.500%, due 11/01/2022...............        156,559
    173,844 Federal National Mortgage Assn.,
            # 286122, 7.000%, due 06/01/2024...............        177,484
    154,418 Federal National Mortgage Assn.,
            #349410, 7.000%, due 08/01/2026................        157,651
     62,168 Government National Mortgage Assn.,
            # 354859, 9.000%, due 07/15/2024...............         66,383
      1,361 Government National Mortgage Assn.,
            # 051699, 15.000%, due 07/15/2011..............          1,613
      2,255 Government National Mortgage Assn.,
            # 056522, 14.000%, due 08/15/2012..............          2,660
    100,000 U.S. Treasury Bond, 6.125%, due 11/15/2027.....        111,799
    150,000 U.S. Treasury Bond, 5.500%, due 08/15/2028.....        157,219
    500,000 U.S. Treasury Note, 5.625%, due 12/31/2002.....        517,009
                                                            --------------
            Total U.S. Government and Agency
            Obligations (cost $2,553,367).................. $    2,577,747
                                                            --------------

    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Preferred Stocks
            (3.26% of total investments) (a)

            INSURANCE COMPANIES (1.69%)
     16,000 Lincoln National Corp., TOPRS, 6.400% (e)...... $      394,000
                                                            --------------

            MEASURING INSTRUMENTS, PHOTO GOODS,
            WATCHES (0.44%)
      1,590 River Holding Corp., 11.500%...................        103,350
                                                            --------------

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (1.13%)
        250 Centaur Funding Corp., 9.080%, (d)
            Cost - $250,000 ; Acquired - 12/09/98..........        262,260
                                                            --------------
            Total Preferred Stocks (cost $800,000)......... $      759,610
                                                            --------------

  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Commercial Paper
            (4.28% of total investments) (a)

            OIL AND GAS EXTRACTION (4.28%)
$ 1,000,000 Koch Industries, Inc., 5.2500%, due 01/04/1999. $      999,563
                                                            --------------
            Total Commercial Paper (cost $999,563)......... $      999,563
                                                            --------------
            Total Investments in Securities
            (cost $23,126,487 ) (c)........................ $   23,324,027
                                                            ==============


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Non-dividend paying common stock.

(c)  Cost also represents cost for federal income tax purposes.

(d)  Restricted under Rule 144A of the Securities Act of 1933.

(e)  TOPRS--Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Government Securities Portfolio
Schedule of Investments in Securities
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Corporate Bonds
            (18.38% of total investments) (a)

            AIR TRANSPORTATION (2.05%)
$   150,000 Airborne Freight Corporation, 8.875%,
            due 12/15/2002 ................................ $      167,438
                                                            --------------

            APPAREL AND OTHER FINISHED
            PRODUCTS (1.22%)
    100,000 Tommy Hilfiger Corporation, 6.500%,
            due 06/01/2003  ...............................         99,875
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (3.47%)
    250,000 360 Communications Company, 7.600%,
            due 04/01/2009  ...............................        283,437
                                                            --------------

            ELECTRICAL EQUIPMENT, EXCEPT
            COMPUTERS (3.01%)
    250,000 U.S. Industries, Inc., 7.125%,
            due 10/15/2003 (d) Cost -$252,518;
            Acquired - 10/28/1998..........................        246,250
                                                            --------------

            FOOD AND KINDRED PRODUCTS (2.45%)
    100,000 Nabisco, Inc., 6.000%, due 02/15/2011..........         99,625
    100,000 Tyson Foods, Inc., 6.080%, due 02/01/2010......        100,750
                                                            --------------
                                                                   200,375
                                                            --------------

            FOOD STORES (1.23%)
    100,000 Safeway, Inc., 5.750%, due 11/15/2000..........        100,250
                                                            --------------

            MEASURING INSTRUMENTS,
            PHOTO GOODS, WATCHES (1.23%)
    100,000 Bausch & Lomb, Incorporated, 6.150%,
            due 08/01/2001  ...............................        100,625
                                                            --------------

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (1.23%)
    100,000 Morgan Stanley Dean Witter & Co., MTN, 5.875%,
            due 04/24/2000  ...............................        100,500
                                                            --------------

            SECURITY AND COMMODITY BROKERS (2.49%)
    100,000 Lehman Brothers Holdings, Inc., 7.250%,
            due 10/15/2003  ...............................        103,250
    100,000 Lehman Brothers Holdings, Inc., Series E,
            MTN, 6.710%, due 10/12/1999....................        100,319
                                                            --------------
                                                                   203,569
                                                            --------------
            Total Corporate Bonds (cost $1,513,861)........ $    1,502,319
                                                            --------------

            Municipal Bonds
            (14.25% of total investments) (a)

            PUBLIC FINANCE, TAXATION (14.25%)
    280,000 Alaska Industrial Development &
            Export Auth., 6.625%, due 05/01/2006...........        288,400
    150,000 Halifax Florida Hospital, Revenue,
            Series B, 6.375%, due 04/01/2001...............        152,812
    240,000 Tallulah Louisiana, Revenue,
            Beneficial Interest Certificates, 6.650%,
            due 11/01/2008  ...............................        252,300
    500,000 City of Worcester, Massachusetts,
            General Obligation Bonds, 6.250%,
            due 01/01/2028  ...............................        471,250
                                                            --------------
            Total Municipal Bonds (cost $1,166,025)........ $    1,164,762
                                                            --------------


            Asset Backed Securities
            (8.11% of total investments) (a)

    200,000 EQCC Home Equity Loan Trust 97-1 A7, 7.120%,
            due 05/15/2028  ...............................        208,203
    159,806 Green Tree Recreational Equipment &
            Consumer Trust, 97-C B, 6.750%,
            due 02/15/2018 (c).............................        150,442
    100,000 Metris Master Trust 97-1 B, 7.110%,
            due 10/20/2005  ...............................        103,043
    200,000 Tiers Asset-Backed Securities,
            Series CHAMT Trust 1997-7, 6.688%,
            due 11/15/2003  ...............................        200,844
                                                            --------------
            Total Asset Backed Securities
            (cost $666,253) ............................... $      662,532
                                                            --------------


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Cost also represents cost for federal income tax purposes.

(c) Green Tree Financial Corp., a wholly-owned subsidiary of Conseco, Inc., is the Seller to and Servicer for the Trust issuing the Certificates.

                                   (Continued)

Conseco Series Trust

Government Securities Portfolio
Schedule of Investments in Securities - Continued
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            U. S. Government and Agency Obligations
            (58.05% of total investments) (a)

$   250,000 Federal Home Loan Bank, 6.100%,
            due 10/12/2000  ...............................      $ 251,601
    250,000 Federal Home Loan Bank, 6.020%,
            due 10/29/2003  ...............................        249,987
    100,000 Federal Home Loan Bank, 5.275%,
            due 11/20/2003  ...............................         98,874
    500,000 Federal Home Loan Bank, 5.175%,
            due 12/15/2003  ...............................        492,180
    500,000 Federal Home Loan Mortgage Corp., 6.750%,
            due 01/19/2006  ...............................        500,285
    127,619 Federal Home Loan Mortgage Corp.,
            # D66012, 7.000%, due 11/01/2025...............        130,211
    150,000 Federal Home Loan Mortgage Corp.,
            Multi Family Pool, 6.775%, due 11/01/2003......        156,539
     70,826 Federal Home Loan Mortgage Corp.,
            # E00441, 7.500%, due 07/01/2011...............         72,884
    200,000 Federal National Mortgage Assn.,
            Medium Term Note, 6.110%, due 07/14/2003.......        200,797
    250,000 Federal National Mortgage Assn.,
            Medium Term Note, 6.430%, due 02/06/2008.......        254,465
    200,000 Federal National Mortgage Assn.,
            Medium Term Note, 5.330%, due 10/22/2003.......        195,439
     76,472 Federal National Mortgage Assn.,
            # 174166, 8.000%, due 06/01/2002...............         78,073
    103,520 Federal National Mortgage Assn.,
            # 303780, 7.000%, due 03/01/2026...............        105,687
    353,430 Government National Mortgage Assn.,
            # 408675, 7.500%, due 01/15/2026...............        364,695
      1,453 Government National Mortgage Assn.,
            # 044522, 13.000%, due 03/15/2011..............          1,690
      6,910 Government National Mortgage Assn.,
            # 119896, 13.000%, due 11/15/2014..............          8,038
    100,000 Tennessee Valley Authority, 6.250%,
            due 12/15/2017  ...............................        106,000
    200,000 U.S. Treasury Bond, 8.000%, due 11/15/2021.....        267,471
    100,000 U.S. Treasury Bond, 6.375%, due 08/15/2027.....        114,761
    600,000 U.S. Treasury Bond, 6.125%, due 11/15/2027.....        670,793
    150,000 U.S. Treasury Note, 5.500%, due 02/15/2008.....        159,033
    100,000 U.S. Treasury Note, 5.500%, due 02/28/2003.....        103,017
     50,000 U.S. Treasury Note, 5.750%, due 08/15/2003.....         52,236
    100,000 U.S. Treasury Note, 6.500%, due 05/15/2005.....        109,619
                                                            --------------
            Total U.S. Government and
            Agency Obligations (cost $4,668,260)........... $    4,744,375
                                                            --------------

    Number
   of Shares                     Security                        Value
--------------------------------------------------------------------------------
            Preferred Stock
            (1.21% of total investments) (a)

            INSURANCE COMPANIES (1.21%)
      4,000 Lincoln National Corp., TOPRS, 6.400% (c)...... $       98,500
                                                            --------------
            Total Preferred Stock (cost $100,000).......... $       98,500
                                                            --------------
            Total Investments in Securities
            (cost $8,114,399) (b).......................... $    8,172,488
                                                            ==============


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Cost also represents cost for federal income tax purposes.

(c)  TOPRS--Trust Originated Preferred Securities.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Money Market Portfolio
Schedule of Investments in Securities
December 31, 1998

================================================================================
  Principal
   Amount                        Security                        Value
--------------------------------------------------------------------------------
            Certificates of Deposit
            (9.16% of total investments) (a)

            DEPOSITORY INSTITUTIONS (9.16%)
$   900,000 Chase Manhattan Corp., 5.220%,
            due 03/22/1999  ............................... $      900,202
    976,000 Societe Generale, 5.685%, due 03/12/1999.......        976,597
                                                            --------------
            Total Certificates of Deposit.................. $    1,876,799
                                                            --------------


            Commercial Paper
            (90.84% of total investments) (a)

            CHEMICALS AND ALLIED PRODUCTS (10.70%)
  1,200,000 Great Lakes Chemical Corporation, 5.000%,
            due 01/19/1999  ...............................      1,197,500
    994,000 Monsanto Company, 5.180%, due 01/08/1999.......        992,999
                                                            --------------
                                                                 2,190,499
                                                            --------------

            COMMUNICATIONS BY PHONE, TELEVISION,
            RADIO, CABLE (4.84%)
  1,000,000 Bellsouth Telecommunications Inc., 5.050%,
            due 03/05/1999  ...............................        991,163
                                                            --------------

            FOOD AND KINDRED PRODUCTS (9.68%)
  1,000,000 H.J. Heinz Company, 5.180%, due 02/19/1999.....        992,949
  1,000,000 Kellogg Corporation, 5.000%, due 03/10/1999....        990,556
                                                            --------------
                                                                 1,983,505
                                                            --------------

            FOOD STORES (4.73%)
    981,000 Southland Corporation, 5.100%,
            due 03/24/1999  ...............................        969,604
                                                            --------------

            HEALTH SERVICES (4.87%)
  1,000,000 Baystate Health Systems, 5.200%,
            due 01/19/1999  ...............................        997,400
                                                            --------------

            INSURANCE AGENTS, BROKERS (4.75%)
    982,000 Marsh & McLennan Companies, Inc., 5.250%,
            due 02/26/1999  ...............................        973,980

            NON-DEPOSITORY CREDIT
            INSTITUTIONS (29.24%)
  1,200,000 American General Finance Corporation, 5.150%,
            due 01/12/1999  ...............................      1,198,112
  1,000,000 Associates Corporation of North America, 5.160%,
            due 01/19/1999  ...............................        997,420
    976,000 Cargill Global Funding PLC, 5.020%,
            due 03/12/1999  ...............................        966,473
  1,342,000 Ford Motor Credit Co., 5.020%,
            due 01/19/1999  ...............................      1,338,631
  1,000,000 General Electric Capital Corporation, 5.200%,
            due 02/10/1999  ...............................        994,222
    500,000 National Rural Utilities Corporation, 5.150%,
            due 02/08/1999  ...............................        497,282
                                                            --------------
                                                                 5,992,140
                                                            --------------

            PRINTING, PUBLISHING & ALLIED LINES (4.85%)
  1,000,000 Times Mirror Company, 5.150%,
            due 02/17/1999  ...............................        993,276
                                                            --------------

            RUBBER AND MISCELLANEOUS
            PLASTIC PRODUCTS (4.86%)
  1,000,000 Rubbermaid, Inc., 5.340%, due 01/26/1999.......        996,292
                                                            --------------

            SECURITY AND COMMODITY BROKERS (12.32%)
    534,000 Franklin Resources, Inc., 5.250%,
            due 02/16/1999  ...............................        530,418
  1,000,000 Goldman Sachs Group, L.P., 5.000%,
            due 01/22/1999  ...............................        997,083
  1,000,000 Morgan Stanley, Dean Witter, Discover &
            Company, 5.350%, due 01/19/1999................        997,325
                                                            --------------
                                                                 2,524,826
                                                            --------------
            Total Commercial Paper......................... $   18,612,685
                                                            --------------
            Total Investments in Securities................ $   20,489,484
                                                            ==============


----------
(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Value also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Conseco Series Trust

Notes to Financial Statements

December 31, 1998

================================================================================

(1) General

     Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares to life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

     Two affiliated companies, Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company prior to its name change in October
1998) and Bankers National Life Insurance Company, offer shares of the Trust to their contract owners.

(2) Summary of Significant Accounting Policies

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). At December 31, 1998, the difference between recording transactions on the valuation date following the trade date and on trade date is not material. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as footnote (d) in the applicable Schedule of Investments) held in the Corporate Bond and the Asset Allocation Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

     The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

     In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short-term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

     Fixed income securities for which representative market quotes are readily available are valued at the mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

     Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under subchapter M of the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and maintain its tax status as a registered investment company. Therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

     Dividends are declared and reinvested from net investment income on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset
Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized short-term capital gains on a quarterly basis prior to June 30, 1998, and thereafter on an annual basis. Prior to mid-1998, net short-term capital gains and losses were included in net investment income.

INCOME EQUALIZATION

     All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares which is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to net undistributed income. As a result, undistributed net investment income per share is not materially affected by sales or redemptions of the portfolio shares.

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(3) Transactions with Affiliates

     As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser were $1,696,179 for the year ended December 31, 1998. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio,
0.70 percent for the Corporate Bond and Government  Securities  Portfolios,  and
0.45 percent for the Money Market Portfolio.

Conseco Series Trust

Notes to Financial Statements

December 31, 1998

================================================================================

(4) Investment Transactions

     For the year ended December 31, 1998, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

                                                                               ASSET         COMMON       CORPORATE     GOVERNMENT
                                                                            ALLOCATION        STOCK         BOND        SECURITIES
                                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
====================================================================================================================================
Purchases...............................................................   $116,862,542   $699,283,211  $ 52,552,810   $  2,082,066
Sales...................................................................    106,235,958   712,016,425     49,819,759      1,116,549
====================================================================================================================================

     Purchases and sales of long-term U.S. Government securities during the year ended December 31, 1998 were:

                                                                                              ASSET       CORPORATE     GOVERNMENT
                                                                                           ALLOCATION       BOND        SECURITIES
                                                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO
====================================================================================================================================
Purchases..............................................................................   $22,402,522   $ 20,205,994   $  6,111,023
Sales..................................................................................    19,815,375     19,747,378      2,788,875
====================================================================================================================================

   Gross unrealized appreciation and depreciation of investments at December 31, 1998, are shown below:

                                                                ASSET         COMMON        CORPORATE    GOVERNMENT        MONEY
                                                             ALLOCATION        STOCK          BOND       SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
====================================================================================================================================
Gross unrealized appreciation.............................  $  4,902,848   $ 46,397,921   $   610,346   $    126,163   $         --
Gross unrealized depreciation.............................    (1,178,092)   (3,885,266)      (412,806)       (68,074)            --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation...............................  $  3,724,756   $ 42,512,655   $   197,540   $     58,089   $         --
====================================================================================================================================



(5) Net Assets

     Net assets at December 31, 1998, are shown below:

                                                                ASSET         COMMON        CORPORATE    GOVERNMENT        MONEY
                                                             ALLOCATION        STOCK          BOND       SECURITIES       MARKET
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
====================================================================================================================================
Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization......  $ 42,648,064  $ 192,488,261   $23,831,142   $  7,859,015   $ 21,218,351
Undistributed net realized losses on sales of investments.      (468,931)            --       (43,221)      (232,368)            --
Undistributed net investment income.......................            --             --            --        221,783             --
Net unrealized appreciation of investments................     3,724,756     42,512,655       197,540         58,089             --
------------------------------------------------------------------------------------------------------------------------------------
     Total net assets.....................................  $ 45,903,889  $ 235,000,916   $23,985,461   $  7,906,519   $ 21,218,351
====================================================================================================================================

Conseco Series Trust

December 31, 1998

================================================================================

(6) Financial Highlights

     Following are the financial highlights for each portfolio for each of the five years ended December 31, 1994 through 1998:


                                                                                        Asset Allocation Portfolio
                                                                       -------------------------------------------------------------
                                                                         1998         1997         1996         1995        1994
====================================================================================================================================
Net asset value per share, beginning of year .......................   $ 13.320     $ 13.470     $ 12.390     $ 11.040    $ 11.400
   Income from investment operations:
     Net investment income .........................................      0.434        0.441        0.419        0.508       0.463
     Net realized and unrealized gains (losses) on investments .....      0.955        2.116        2.774        2.976      (0.526)
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ............      1.389        2.557        3.193        3.484      (0.063)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................     (0.434)      (2.195)      (2.075)      (1.827)     (0.266)
     Distribution of net realized long- and short-term capital gains         --       (0.512)      (0.038)      (0.307)     (0.031)
     Return of capital .............................................     (0.605)          --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (1.039)      (2.707)      (2.113)      (2.134)     (0.297)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .............................   $ 13.670     $ 13.320     $ 13.470     $ 12.390    $ 11.040
====================================================================================================================================

Total return (a) (b) ...............................................      10.37%       17.85%       28.30%       31.49%      (0.55%)

Ratios/supplemental data:
   Net assets (dollars in thousands), end of year ..................   $ 45,904     $ 27,922     $ 16,732     $  9,583    $  6,172
   Ratio of net expenses to average net assets .....................       0.75%        0.75%        0.75%        0.75%       0.75%
   Ratio of total expenses to average net assets (b) ...............       0.84%        0.84%        0.95%        0.87%       1.00%
   Ratio of net investment income to average net assets ............       3.25%        3.14%        3.15%        4.11%       4.20%
   Portfolio turnover rate .........................................     336.30%      369.39%      208.13%      194.16%     223.92%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return represents the performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser has voluntarily agreed to waive their fees and/or reimburse the Portfolio to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.

     These voluntary limits may be discontinued by the Adviser anytime after April 30, 1999.

Conseco Series Trust

December 31, 1998

================================================================================

(6) Financial Highlights (Continued)

                                                                                         Common Stock Portfolio
                                                                       -------------------------------------------------------------
                                                                         1998         1997         1996         1995         1994
====================================================================================================================================
Net asset value per share, beginning of year .......................   $ 20.160     $ 21.850     $ 18.840     $ 16.540     $ 16.690
   Income from investment operations:
     Net investment income .........................................      0.112        0.064        0.013        0.340        0.240
     Net realized and unrealized gains (losses) on investments .....      3.086        4.060        8.169        5.675        0.072
------------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations ...................      3.198        4.124        8.182        6.015        0.312
   Distributions:
     Dividends from net investment income ..........................     (0.265)      (4.232)      (4.209)      (2.807)      (0.327)
     Distribution of net realized long- and short-term capital gains     (0.477)      (1.582)      (0.963)      (0.908)      (0.135)
     Return of capital .............................................     (1.026)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (1.768)      (5.814)      (5.172)      (3.715)      (0.462)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .............................   $ 21.590     $ 20.160     $ 21.850     $ 18.840     $ 16.540
====================================================================================================================================

Total return (a) (b) ...............................................      15.62%       18.68%       44.99%       36.30%        1.92%

Ratios/supplemental data:
   Net assets (dollars in thousands), end of year ..................   $235,001     $216,986      171,332     $109,636     $ 74,760
   Ratio of net expenses to average net assets .....................       0.80%        0.80%        0.80%        0.80%        0.80%
   Ratio of total expenses to average net assets (b) ...............       0.80%        0.80%        0.81%        0.80%        0.83%
   Ratio of net investment income to average net assets ............       0.55%        0.28%        0.06%        1.80%        1.47%
   Portfolio turnover rate .........................................     317.91%      234.20%      177.03%      172.55%      213.67%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return represents the performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser has voluntarily agreed to waive their fees and/or reimburse the Portfolio to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.

     These voluntary limits may be discontinued by the Adviser anytime after April 30, 1999.

Conseco Series Trust

December 31, 1998

================================================================================

(6) Financial Highlights (Continued)

                                                                                        Corporate Bond Portfolio
                                                                       -------------------------------------------------------------
                                                                         1998          1997        1996          1995         1994
====================================================================================================================================
Net asset value per share, beginning of year .......................   $ 10.140        9.970     $ 10.150     $  9.450     $  9.980
   Income from investment operations:
     Net investment income .........................................      0.637        0.654        0.662        0.680        0.649
     Net realized and unrealized gains (losses) on investments .....     (0.029)       0.309       (0.179)       0.990       (0.912)
------------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ............      0.608        0.963        0.483        1.670       (0.263)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................     (0.637)      (0.793)      (0.663)      (0.970)      (0.267)
     Distribution of net realized long- and short-term capital gains         --           --           --           --           --
     Return of capital .............................................     (0.061)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (0.698)      (0.793)      (0.663)      (0.970)      (0.267)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .............................   $ 10.050       10.140     $  9.970     $ 10.150     $  9.450
====================================================================================================================================

Total return (a) (b) ...............................................       6.17%        9.97%        4.97%       18.25%      (2.65%)

Ratios/supplemental data:
   Net assets (dollars in thousands), end of year ..................   $ 23,985     $ 21,277     $ 17,463     $ 16,046     $ 12,903
   Ratio of net expenses to average net assets .....................       0.70%        0.70%        0.70%        0.70%        0.70%
   Ratio of total expenses to average net assets (b) ...............       0.80%        0.77%        0.77%        0.74%        0.80%
   Ratio of net investment income to average net assets ............       6.24%        6.50%        6.65%        6.78%        6.78%
   Portfolio turnover rate .........................................     321.09%      276.46%      276.35%      225.41%      198.48%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return represents the performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser has voluntarily agreed to waive their fees and/or reimburse the Portfolio to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.

     These voluntary limits may be discontinued by the Adviser anytime after April 30, 1999.

Conseco Series Trust

December 31, 1998

================================================================================

(6) Financial Highlights (Continued)

                                                                                   Government Securities Portfolio
                                                                       --------------------------------------------------------
                                                                        1998        1997        1996        1995        1994
====================================================================================================================================
Net asset value per share, beginning of year .......................   $12.040     $11.940     $12.380     $11.090     $11.450

   Income from investment operations:
     Net investment income .........................................     0.687       0.724       0.722       0.754       0.720
     Net realized and unrealized gains (losses) on investments .....     0.146       0.232      (0.409)      1.119      (1.031)
-------------------------------------------------------------------------------------------------------------------------------
         Total income (loss) from investment operations ............     0.833       0.956       0.313       1.873      (0.311)
-------------------------------------------------------------------------------------------------------------------------------
   Distributions:
     Dividends from net investment income ..........................    (0.723)     (0.856)     (0.707)     (0.583)     (0.049)
     Distribution of net realized long- and short-term capital gains        --          --      (0.046)         --          --
     Return of capital .............................................        --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................    (0.723)     (0.856)     (0.753)     (0.583)     (0.049)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .............................   $12.150     $12.040     $11.940     $12.380     $11.090
====================================================================================================================================

Total return (a) (b) ...............................................      7.07%       8.26%       2.75%      17.35%      (2.79%)

Ratios/supplemental data:
   Net assets (dollars in thousands), end of year ..................   $ 7,907     $ 4,270     $ 4,024     $ 4,613     $ 4,713
   Ratio of net expenses to average net assets .....................      0.70%       0.70%       0.70%       0.70%       0.70%
   Ratio of total expenses to average net assets (b) ...............      0.96%       0.92%       0.91%       0.78%       0.81%
   Ratio of net investment income to average net assets ............      5.63%       6.05%       6.02%       6.27%       6.45%
   Portfolio turnover rate .........................................     67.49%     195.08%     157.62%     284.31%     421.05%
-------------------------------------------------------------------------------------------------------------------------------


(a) Total return represents the performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser has voluntarily agreed to waive their fees and/or reimburse the Portfolio to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.

     These voluntary limits may be discontinued by the Adviser anytime after April 30, 1999.

Conseco Series Trust

December 31, 1998

================================================================================

(6) Financial Highlights (Continued)

                                                                                          Money Market Portfolio
                                                                       ---------------------------------------------------------
                                                                          1998         1997       1996         1995        1994
====================================================================================================================================
Net asset value per share, beginning of year .......................   $  1.000     $  1.000    $  1.000    $  1.000    $  1.000
   Income from investment operations:
     Net investment income .........................................      0.051        0.051       0.050       0.055       0.038
     Net realized and unrealized gains (losses) on investments .....         --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
         Total income from investment operations ...................      0.051        0.051       0.050       0.055       0.038
   Distributions:
     Dividends from net investment income ..........................     (0.051)      (0.051)     (0.050)     (0.055)     (0.038)
     Distribution of net realized long- and short-term capital gains         --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
         Total distributions .......................................     (0.051)      (0.051)     (0.050)     (0.055)     (0.038)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of year .............................   $  1.000     $  1.000    $  1.000    $  1.000    $  1.000
====================================================================================================================================

Total return (a) (b) ...............................................       5.21%        5.25%       5.13%       5.46%       3.78%

Ratios/supplemental data:
   Net assets (dollars in thousands), end of year ..................   $ 21,218     $  8,603    $  6,985    $  5,396    $  5,105
   Ratio of net expenses to average net assets .....................       0.45%        0.45%       0.45%       0.45%       0.45%
   Ratio of total expenses to average net assets (b) ...............       0.54%        0.53%       0.59%       0.52%       0.58%
   Ratio of net investment income to average net assets ............       5.08%        5.14%       5.03%       5.46%       3.78%
   Portfolio turnover rate .........................................        N/A          N/A         N/A         N/A         N/A
--------------------------------------------------------------------------------------------------------------------------------


(a) Total return represents the performance of the Trust only and does not include mortality and expense deductions in separate accounts.

(b) The Adviser has voluntarily agreed to waive their fees and/or reimburse the Portfolio to the extent that the ratio of total expenses to average net assets exceeds the net expenses as defined.

     These voluntary limits may be discontinued by the Adviser anytime after April 30, 1999.


(7) Federal Income Taxes (Unaudited)

     As of December 31, 1998, the following funds have capital loss carryovers available to offset capital gains in the future if any:

                                                            Amount       Expires
--------------------------------------------------------------------------------

Asset Allocation Portfolio .......................         $468,931       2006
Corporate Bond Portfolio .........................           38,146       2002
Corporate Bond Portfolio .........................            5,075       2004
Government Securities Portfolio ..................          232,368       2002
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors and Shareholders of The Conseco Series Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asset
Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios (constituting the Conseco Series Trust, hereafter referred to as the "Fund") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ PRICEWATERHOUSECOOPERS LLP

Indianapolis, Indiana
February 15, 1999

================================================================================

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                                                                              31

================================================================================

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32

                                                            CONSECO SERIES TRUST

                                                              1998 Annual Report

================================================================================

CONSECO SERIES TRUST

BOARD OF TRUSTEES

William P. Daves, Jr.
   Chairman of the Board
   Consultant to the insurance and health care industries.
   Director, President and Chief Executive Officer,
   FFG Insurance Co.

Maxwell E. Bublitz
   President
   Chartered Financial Analyst. President and Director, Adviser.

Harold W. Hartley
   Retired. Chartered Financial Analyst.
   Previously, Executive Vice President,
   Tenneco Financial Services Inc.

Dr. R. Jan LeCroy,
   Retired President, Dallas Citizens Council

Dr. Jesse H. Parrish
   Formerly President, Midland College.
   Higher education consultant.

David N. Walthall
   President, Chief Executive Officer and Director,
   Lyrick Corporation.


INVESTMENT ADVISER

Conseco Capital Management, Inc. - Carmel, Indiana.


CUSTODIAN

The Bank of New York - New York, New York.


INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP - Indianapolis, Indiana.


LEGAL COUNSEL
Kirkpatrick & Lockhart L.L.P. - Washington, D.C.

                                                                      [LOGO](SM)
                                                                      CONSECO(R)










                                                            CONSECO SERIES TRUST
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                  (C) 1999, Conseco Series Trust
                                                             CI-319 (2/99) 03966